WWW INTERNET FUND PERFORMANCE
GROWTH OF A $10,000 INVESTMENT AUGUST 1, 1996 TO SEPTEMBER 30, 2000

                               ANNUALIZED RETURN
                               -----------------


               1 YEAR         3 YEAR         SINCE INCEPTION
               ------         ------         ---------------
               44.64%         47.57%              40.89%

AVERAGE ANNUALIZED RETURNS AS OF SEPTEMBER 30, 2000.
INCEPTION DATE, AUGUST 1, 1996.

Performance data quoted represents past performance and does not guarantee future results. Investment performance will fluctuate, and shares may be worth more or less at redemption than original purchase cost. Figures include changes in share price, and reinvested dividends and capital gains distributions. Performance does not include 1% first year redemption fee. Waiver of fees and reimbursement of expenses by management may have had a material affect on returns. Performance shown occurred during a period of generally favorable market conditions. Due to recent market volatility, current performance may be less than the figures shown.

Because the WWW Internet Fund invests in a single market sector, its shares do not represent a complete investment program. Internet stocks are subject to a rate of change in technology, obsolescence and competition, which is generally higher than that of other sectors, and have experienced extreme price and volume fluctuations. As a diversified but single market sector Fund, the value of its shares may fluctuate more than shares invested in a broader portfolio.

Read the prospectus delivered with this page carefully before investing or sending money.









                           PERFORMANCE THROUGH SEPTEMBER 2000
                           ----------------------------------


                               WWW INTERNET FUND
                                   $41,722.09


                MONTH            WWW INTERNET FUND
                Aug-96              10110.00
                Sep-96              11110.00
                Oct-96              10700.00
                Nov-96              11740.00
                Dec-96              11298.87
                Jan-97              11859.23
                Feb-97              10473.61
                Mar-97               9607.61
                Apr-97               9821.56
                May-97              11421.13
                Jun-97              11196.99
                Jul-97              12735.43
                Aug-97              12735.43
                Sep-97              12969.76
                Oct-97              12154.69
                Nov-97              12093.56
                Dec-97              11347.52
                Jan-98              11869.25
                Feb-98              12936.41
                Mar-98              13268.42
                Apr-98              13517.43
                May-98              12509.55
                Jun-98              12983.84
                Jul-98              13019.42
                Aug-98               9983.92
                Sep-98              11288.24
                Oct-98              11999.68
                Nov-98              15414.61
                Dec-98              19356.15
                Jan-99              26711.98
                Feb-99              24146.56
                Mar-99              26116.22
                Apr-99              28766.74
                May-99              25386.71
                Jun-99              27526.59
                Jul-99              25714.99
                Aug-99              27222.63
                Sep-99              28815.38
                Oct-99              35101.26
                Nov-99              43162.18
                Dec-99              51654.32
                Jan-00              49082.06
                Feb-00              62152.56
                Mar-00              54571.18
                Apr-00              42189.90
                May-00              36048.49
                Jun-00              45082.01
                Jul-00              39100.61
                Aug-00              46718.89
                Sep-00              41722.09